Schedule of transmission service concession contract (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 5,492,797
Contract assets, beginning	6,888,048	R$ 5,492,797
Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	4,350,582	3,919,635
Realization of gains/losses in business combinations	722	722
Transfers to electricity grid use charges - customers	(565,878)	(578,147)
Transfers to property, plant and equipment	(1,483)	(613)
Transfers from litigations	3,376	(576)
Remuneration	864,238	781,107
Construction revenue	187,733	255,578
Construction income	4,217
Loss from inefficiency	3,097	(7,654)
Write-offs		(23,687)
Write-offs	217,651
Contract assets, beginning	5,060,038	4,350,582
Power Transmission Concession [Member] | Concession Assets [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	3,007,234	2,601,929
Realization of gains/losses in business combinations	722	722
Transfers to electricity grid use charges - customers	(315,358)	(312,120)
Transfers to property, plant and equipment	(1,483)	(613)
Transfers from litigations	3,376	(576)
Remuneration	621,366	489,438
Construction revenue	187,733	255,578
Construction income	4,217
Loss from inefficiency	3,097	(7,654)
Write-offs	91,952	(23,687)
Write-offs	125,699
Contract assets, beginning	3,632,386	3,007,234
Power Transmission Concession [Member] | R B S E Assets [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,343,348	1,317,706
Realization of gains/losses in business combinations
Transfers to electricity grid use charges - customers	(250,520)	(266,027)
Transfers to property, plant and equipment
Transfers from litigations
Remuneration	242,872	291,669
Construction revenue
Loss from inefficiency
Contract assets, beginning	R$ 1,427,652	R$ 1,343,348